Capital structure and financial items (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Earnings per share

		2024	2023	2022
Net profit	DKK million	100,988	83,683	55,525
Average number of shares outstanding[1]	in million shares	4,453.9	4,482.8	4,530.6
Dilutive effect of restricted stock units	in million shares	9.1	12.0	14.0
Average number of shares outstanding, including dilutive effect	in million shares	4,463.0	4,494.8	4,544.6
Basic earnings per share	DKK	22.67	18.67	12.26
Diluted earnings per share	DKK	22.63	18.62	12.22
1. Excluding treasury shares.

Distribution to shareholders

DKK million	2024	2023	2022
Interim dividend for the year	15,583	13,430	9,613
Dividend for prior year	28,557	18,337	15,690
Dividend payout in the year	44,140	31,767	25,303
Share repurchases for the year	20,181	29,924	24,086
Total distribution for the year	64,321	61,691	49,389

DKK million	2024	2023	2022
Interim dividend[1]	15,583	13,430	9,613
Final dividend[2]	35,100	28,557	18,337
Total dividend	50,683	41,987	27,950

DKK per share	2024	2023	2022
Interim dividend[1]	3.50	3.00	2.12
Final dividend[2]	7.90	6.40	4.08
Total dividend	11.40	9.40	6.20
1. Interim dividend was declared and paid in August 2024. 2. Final dividend for 2024 is expected to be distributed pending approval at the Annual General Meeting in March 2025. Final dividend for 2023 was declared and paid in March 2024.

Development In Number of Shares

Number of shares (million)	A shares	B shares	Total issued shares	Treasury shares	Out-standing shares
Shares beginning of 2023	1,075	3,485	4,560	(60)	4,500
Shares cancelled in 2023	—	(50)	(50)	50	—
Released allocated shares to employees	—	—	—	9	9
Shares purchased in 2023	—	—	—	(51)	(51)
Number of shares end of 2023	1,075	3,435	4,510	(52)	4,458
Shares cancelled in 2024	—	(45)	(45)	45	—
Released allocated shares to employees	—	—	—	8	8
Shares purchased in 2024	—	—	—	(25)	(25)
Number of shares end of 2024	1,075	3,390	4,465	(24)	4,441

Specification of Other reserves

Specification of Other reserves
DKK million	Exchange rate adjustments	Cash flow hedges[1]	Tax and other items	Total
Reserve at 1 January 2022	(904)	(1,740)	930	(1,714)
Other comprehensive income, net	2,289	2,766	(892)	4,163
Reserve at 31 December 2022	1,385	1,026	38	2,449
Other comprehensive income, net	(1,404)	586	(355)	(1,173)
Reserve at 31 December 2023	(19)	1,612	(317)	1,276
Other comprehensive income, net	3,096	(6,221)	1,343	(1,782)
Transferred to intangible assets[2]	—	(1,154)	254	(900)
Reserve at 31 December 2024	3,077	(5,763)	1,280	(1,406)
1. Refer to note 4.5 for information on cash flow hedges. 2. A gain from cash flow hedges related to acquisition of businesses of DKK 1,154 million is transferred directly from the cash flow hedge reserve on an after-tax basis to the initial cost of net assets acquired leading to a net hedging effect of DKK 900 million. Refer to note 5.3 for information of acquisition of businesses.

Financial risks
Management has assessed the following key financial risks:

Type	Financial risk
Foreign exchange risk	High
Credit risk	Low
Interest rate risk	Low
Liquidity risk	Low

Credit exposure for cash at bank, marketable securities and derivative financial instruments (fair value)
DKK million	Cash at bank	Marketable securities	Derivative financial instruments	Total
2024
AAA range	—	10,653	—	10,653
AA range	6,582	—	1,773	8,355
A range	8,278	—	4,553	12,831
BBB range	172	—	—	172
Not rated or below BBB range	623	—	—	623
Total	15,655	10,653	6,326	32,634
2023
AAA range	—	15,838	—	15,838
AA range	6,451	—	912	7,363
A range	7,292	—	1,432	8,724
BBB range	17	—	—	17
Not rated or below BBB range	632	—	—	632
Total	14,392	15,838	2,344	32,574

Key currencies

Exchange rates applied for selected currencies
	USD	CNY	CAD	JPY	BRL
Average exchange rate applied (DKK per 100)
2024	689	96	503	4.56	129
2023	689	97	511	4.91	138
2022	708	105	543	5.40	137
Year-end exchange rate applied (DKK per 100)
2024	714	98	496	4.53	115
2023	674	95	509	4.77	139
2022	697	101	515	5.29	132

Foreign exchange sensitivity analysis

Sensitivity of an immediate 5% decrease in currency rates on 31 December vs DKK[1]
DKK million	2024	2023
Sensitivity of all currencies
Income statement	(323)	(117)
Other comprehensive income	8,012	6,058
Total	7,689	5,941
Hereof sensitivity of USD
Income statement	148	70
Other comprehensive income	7,178	5,082
Total	7,326	5,152
1. An immediate 5% increase would have the opposite impact of the above.

Financial contracts

Financial contracts coverage at year end
Months	USD	CNY[2]	CAD	JPY	BRL
2024	12	12	0	12	0
2023	12	12	9	12	0
2. Chinese yuan traded offshore (CNH) is used to hedge Novo Nordisk's CNY currency exposure.
The table above shows hedge coverage horizon existing at year-end to cover the expected future cash flow for the disclosed number of months. The hedging of CAD has been phased out during
Disclosure of credit risk

Credit exposure for cash at bank, marketable securities and derivative financial instruments (fair value)
DKK million	Cash at bank	Marketable securities	Derivative financial instruments	Total
2024
AAA range	—	10,653	—	10,653
AA range	6,582	—	1,773	8,355
A range	8,278	—	4,553	12,831
BBB range	172	—	—	172
Not rated or below BBB range	623	—	—	623
Total	15,655	10,653	6,326	32,634
2023
AAA range	—	15,838	—	15,838
AA range	6,451	—	912	7,363
A range	7,292	—	1,432	8,724
BBB range	17	—	—	17
Not rated or below BBB range	632	—	—	632
Total	14,392	15,838	2,344	32,574

Derecognised receivables	At year-end, the Group had derecognised receivables without recourse having due dates after 31 December 2024 amounting to:

DKK million	2024	2023	2022
US	3,214	5,059	1,394
Japan	1,834	2,050	2,273

Cash and cash equivalents and financial reserves

Financial reserves
DKK million	2024	2023	2022
Cash at bank	15,655	14,392	12,653
Marketable securities	10,653	15,838	10,921
Undrawn committed credit facility[3]	22,380	11,552	11,527
Undrawn bridge facility	6,341	—	—
Borrowings	(11,775)	(5,431)	(480)
Financial reserves	43,254	36,351	34,621
3. The undrawn committed credit facility comprises a facility of EUR 3,000 million in 2024
(EUR 1,550 million in 2023 and 2022) committed by a portfolio of international banks. The facility matures in 2029.

Derivative financial instruments

	2024				2023
DKK million	Average rate	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Average rate	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end
Forward contracts USD	676	137,781	13	5,704	676	104,022	1,600	193
Forward contracts CNH and JPY[1]		16,910	109	181		20,246	295	90
Forward contracts, cash flow hedges		154,691	122	5,885		124,268	1,895	283
Forward contracts USD	683	75,864	6,135	1,577	675	65,870	330	946
Forward contracts EUR, CNH, JPY and others		17,451	69	69		28,520	119	43
Forward contracts, fair value hedges		93,315	6,204	1,646		94,390	449	989
Total derivative financial instruments		248,006	6,326	7,531		218,658	2,344	1,272
Recognised in the income statement			6,204	1,646			449	989
Recognised in other comprehensive income			122	5,885			1,895	283
1. For 2023 the relevant currencies are CNH, CAD and JPY.

Borrowings

Reconciliation of liabilities arising from financing activities				Non-cash movements
DKK million	Beginning of the year	Re-payments	Proceeds	Additions[1]	Disposals	Exchange rates	Other	End of the year
2024
Lease liabilities	5,726	(1,417)	—	2,383	(3)	71	6	6,766
Eurobonds	20,824	(4,849)	34,513	—	—	12	28	50,528
Loans	—	—	39,494	201	—	6	—	39,701
Commercial papers	—	—	5,344	—	—	(1)	—	5,343
Bank overdrafts	456	(69)	40	—	—	22	—	449
Total borrowings	27,006	(6,335)	79,391	2,584	(3)	110	34	102,787
2023
Lease liabilities	4,529	(1,448)	—	2,809	(4)	(170)	10	5,726
Eurobonds	20,775	—	—	—	—	46	3	20,824
Bank overdrafts	480	(19)	—	—	—	(4)	(1)	456
Total borrowings	25,784	(1,467)	—	2,809	(4)	(128)	12	27,006
1. Non-cash additions include additions from acquisitions of businesses.

Issuance of Eurobonds			Nominal value in millions
Interest	Issue date	Maturity	EUR	DKK
0.750% Fixed	Mar 2022	Mar 2025	500	3,730
3.375% Fixed	May 2024	May 2026	1,300	9,698
1.125% Fixed	Mar 2022	Sep 2027	500	3,730
0.125% Fixed	Jun 2021	Jun 2028	650	4,849
3.125% Fixed	May 2024	Jan 2029	1,000	7,460
1.375% Fixed	Mar 2022	Mar 2030	500	3,730
3.250% Fixed	May 2024	Jan 2031	1,000	7,460
3.375% Fixed	May 2024	May 2034	1,350	10,071

Contractual undiscounted cash flows

Contractual undiscounted cash flows						2024
DKK million	Leases	Eurobonds	Loans	Commercial papers	Bank overdrafts	Total
2024
Within 1 year	1,510	4,842	3,279	5,356	449	15,436
1-3 years	2,327	11,829	37,945	—	—	52,101
3-5 years	1,558	17,700	28	—	—	19,286
More than 5 years	2,056	23,403	—	—	—	25,459
Total	7,451	57,774	41,252	5,356	449	112,282
Carrying amount end of the year	6,766	50,528	39,701	5,343	449	102,787
Non-current borrowings	5,428	46,799	37,447	—	—	89,674
Current borrowings	1,338	3,729	2,254	5,343	449	13,113
2023
Within 1 year	1,318	4,975	—	—	456	6,749
1-3 years	1,902	3,948	—	—	—	5,850
3-5 years	1,253	8,695	—	—	—	9,948
More than 5 years	1,612	3,819	—	—	—	5,431
Total	6,085	21,437	—	—	456	27,978
Carrying amount end of the year	5,726	20,824	—	—	456	27,006
Non-current borrowings	4,552	15,976	—	—	—	20,528
Current borrowings	1,174	4,848	—	—	456	6,478

Other non-cash items

Other non-cash items
DKK million	2024	2023	2022

Interest income and interest expenses, net (note 4.9)	(198)	(527)	139
Capital gain/(loss) on investments, net (note 4.9)	19	106	124
Result of associated companies (note 4.9)	17	(81)	189
Share-based payment costs (note 5.1)	2,289	2,149	1,539
Increase/(decrease) in provisions and retirement benefit obligations	22,118	32,230	18,465
Exchange rate effects on provisions and retirement benefit obligations	(5,846)	2,277	(3,238)
Adjustment for remeasurements of retirement benefit obligations	(119)	13	615
Adjustment of provisions and retirement benefit obligations related to acquisition of businesses	(1,088)	—	—
Unrealised gain/(loss) on fair value hedge through profit or loss (note 4.9)	(5,098)	(662)	2,448
Other	2,935	(1,988)	2,228
Total other non-cash items	15,029	33,517	22,509

Change in working capital

Other non-cash items
DKK million	2024	2023	2022

Interest income and interest expenses, net (note 4.9)	(198)	(527)	139
Capital gain/(loss) on investments, net (note 4.9)	19	106	124
Result of associated companies (note 4.9)	17	(81)	189
Share-based payment costs (note 5.1)	2,289	2,149	1,539
Increase/(decrease) in provisions and retirement benefit obligations	22,118	32,230	18,465
Exchange rate effects on provisions and retirement benefit obligations	(5,846)	2,277	(3,238)
Adjustment for remeasurements of retirement benefit obligations	(119)	13	615
Adjustment of provisions and retirement benefit obligations related to acquisition of businesses	(1,088)	—	—
Unrealised gain/(loss) on fair value hedge through profit or loss (note 4.9)	(5,098)	(662)	2,448
Other	2,935	(1,988)	2,228
Total other non-cash items	15,029	33,517	22,509

Financial assets

DKK million	Gross carrying amount	Loss allowance	Net carrying amount
2024
Not yet due	71,245	(1,049)	70,196
1-90 days	1,452	(230)	1,222
91-180 days	415	(110)	305
181-270 days	328	(102)	226
271-360 days	341	(341)	—
More than 360 days past due	295	(295)	—
Trade receivables	74,076	(2,127)	71,949
2023
Not yet due	64,327	(1,095)	63,232
1-90 days	1,557	(160)	1,397
91-180 days	211	(100)	111
181-270 days	111	(81)	30
271-360 days	90	(90)	—
More than 360 days past due	268	(268)	—
Trade receivables	66,564	(1,794)	64,770

Allowance for doubtful trade receivables
DKK million	2024	2023
Carrying amount at the beginning of the year	1,794	1,520
Reversal of allowance on realised losses	(70)	(39)
Net movement recognised in income statement	445	413
Effect of exchange rate adjustment	(42)	(100)
Allowance at the end of the year	2,127	1,794

DKK million	2024	2023
Financial assets by category
Other financial assets	1,530	571
Marketable securities	10,653	15,838
Financial assets at fair value through the income statement	12,183	16,409
Derivative financial instruments (note 4.5)	6,326	2,344
Derivatives used as hedging instruments (assets)	6,326	2,344
Other financial assets	747	682
Trade receivables	25,996	31,729
Other receivables and prepayments (current and non-current)	16,628	9,498
•less prepayments and VAT receivables	(13,282)	(8,312)
Cash at bank (note 4.4)	15,655	14,392
Financial assets at amortised cost	45,744	47,989
Trade receivables eligible for factoring	45,953	33,041
Financial assets at fair value through other comprehensive income	45,953	33,041
Total financial assets at the end of the year by category	110,206	99,783

Financial liabilities by category
Derivative financial instruments (note 4.5)	7,531	1,272
Derivatives used as hedging instruments (liability)	7,531	1,272
Borrowings (non-current) (note 4.6)[1]	89,674	20,528
Borrowings (current) (note 4.6)[1]	13,113	6,478
Trade payables	28,846	25,606
Other liabilities (non-current)	23	189
Other liabilities (current)	37,993	28,705
•less VAT and duties payable	(960)	(600)
Financial liabilities measured at amortised cost	168,689	80,906
Total financial liabilities at the end of the year by category	176,220	82,178
1. Refer to note 4.6 for a maturity analysis for non-current and current borrowings.

Financial liabilities

DKK million	2024	2023
Financial assets by category
Other financial assets	1,530	571
Marketable securities	10,653	15,838
Financial assets at fair value through the income statement	12,183	16,409
Derivative financial instruments (note 4.5)	6,326	2,344
Derivatives used as hedging instruments (assets)	6,326	2,344
Other financial assets	747	682
Trade receivables	25,996	31,729
Other receivables and prepayments (current and non-current)	16,628	9,498
•less prepayments and VAT receivables	(13,282)	(8,312)
Cash at bank (note 4.4)	15,655	14,392
Financial assets at amortised cost	45,744	47,989
Trade receivables eligible for factoring	45,953	33,041
Financial assets at fair value through other comprehensive income	45,953	33,041
Total financial assets at the end of the year by category	110,206	99,783

Financial liabilities by category
Derivative financial instruments (note 4.5)	7,531	1,272
Derivatives used as hedging instruments (liability)	7,531	1,272
Borrowings (non-current) (note 4.6)[1]	89,674	20,528
Borrowings (current) (note 4.6)[1]	13,113	6,478
Trade payables	28,846	25,606
Other liabilities (non-current)	23	189
Other liabilities (current)	37,993	28,705
•less VAT and duties payable	(960)	(600)
Financial liabilities measured at amortised cost	168,689	80,906
Total financial liabilities at the end of the year by category	176,220	82,178
1. Refer to note 4.6 for a maturity analysis for non-current and current borrowings.

Fair value measurement hierarchy

Fair value measurement hierarchy
DKK million	2024	2023
Active market data (level 1)	10,833	16,052
Directly or indirectly observable market data (level 2)	6,326	2,344
Not based on observable market data (level 3)	47,303	33,398
Total financial assets at fair value	64,462	51,794
Active market data (level 1)	—	—
Directly or indirectly observable market data (level 2)	7,531	1,272
Not based on observable market data (level 3)	—	—
Total financial liabilities at fair value	7,531	1,272

Financial income

DKK million	2024	2023	2022
Financial income
Interest income[1]	1,838	1,069	239
Foreign exchange gain (net)	—	308	—
Financial gain from forward contracts (net)	4,358	1,344	—
Capital gain on marketable securities	2	143	—
Result of associated companies	—	81	—
Total financial income	6,198	2,945	239
Financial expenses
Interest expenses on debts and borrowings	1,640	542	378
Foreign exchange loss (net)	5,381	—	2,885
Financial loss from forward contracts (net)	—	—	1,766
Capital loss on investments	19	106	124
Capital loss on marketable securities	—	—	463
Result of associated companies	17	—	189
Other financial expenses	289	197	181
Total financial expenses	7,346	845	5,986
1. Interest income include DKK 399 million from marketable securities at fair value through the income statement (2023: DKK 370 million; 2022: DKK 78 million) while the remaining interest income is derived from financial assets at amortised cost.

Financial expenses

DKK million	2024	2023	2022
Financial income
Interest income[1]	1,838	1,069	239
Foreign exchange gain (net)	—	308	—
Financial gain from forward contracts (net)	4,358	1,344	—
Capital gain on marketable securities	2	143	—
Result of associated companies	—	81	—
Total financial income	6,198	2,945	239
Financial expenses
Interest expenses on debts and borrowings	1,640	542	378
Foreign exchange loss (net)	5,381	—	2,885
Financial loss from forward contracts (net)	—	—	1,766
Capital loss on investments	19	106	124
Capital loss on marketable securities	—	—	463
Result of associated companies	17	—	189
Other financial expenses	289	197	181
Total financial expenses	7,346	845	5,986
1. Interest income include DKK 399 million from marketable securities at fair value through the income statement (2023: DKK 370 million; 2022: DKK 78 million) while the remaining interest income is derived from financial assets at amortised cost.

Financial impact from forward contracts

Financial impact from forward contracts, specified
DKK million	2024	2023	2022
Income/(loss) transferred from other comprehensive income	1,612	1,026	(1,740)
Realised fair value adjustment of transferred contracts	(2,903)	214	(3,772)
Unrealised fair value adjustments of forward contracts[2]	4,558	(540)	(1,202)
Realised foreign exchange gain/(loss) on forward contracts	1,091	644	4,948
Financial income/(expense) from forward contracts	4,358	1,344	(1,766)
2. Refer to note 4.5 for information on open fair value hedge contracts at 31 December.